Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2025-3

Collection Period	05/01/26-05/31/26
Determination Date	6/9/2026
Distribution Date	6/15/2026

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-283219-04.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$986,970,269.02
2.	Collections allocable to Principal		$37,231,656.87
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,010,863.90
5.	Pool Balance on the close of the last day of the related Collection Period		$948,727,748.25
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		61,066
7.	Initial Pool Balance		$1,457,298,932.54
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$245,495,210.91	$216,337,629.14
	c. Class A-2b Floating Rate Note Balance	$76,491,563.45	$67,406,624.45
	d. Class A-3 Note Balance	$505,133,000.00	$505,133,000.00
	e. Class A-4 Note Balance	$92,800,000.00	$92,800,000.00
	f. Class B Note Balance	$30,606,000.00	$30,606,000.00
	g. Class C Note Balance	$14,579,000.00	$14,579,000.00
	h. Class D Note Balance	$14,579,000.00	$14,579,000.00
	i. Note Balance (sum a - h)	$979,683,774.36	$941,441,253.59
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.6374297	0.5617219
	c. Class A-2b Floating Rate Note Pool Factor	0.6374297	0.5617219
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.6756440	0.6492698
10.	Overcollateralization Target Amount		$7,286,494.66
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$7,286,494.66
12.	Weighted Average Coupon		9.37%
13.	Weighted Average Original Term	months	66.82
14.	Weighted Average Remaining Term	months	50.01
15.	30 day Average SOFR for the accrual period ending 6/14/2026		3.64285%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 6/14/2026		4.01285%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,653,838.24
	b. Liquidation Proceeds allocable to Finance Charge		$1,211.26
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,655,049.50
18.	Principal:
	a. Collections allocable to Principal		$37,231,656.87
	b. Liquidation Proceeds allocable to Principal		$588,055.99
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$37,819,712.86
19.	Total Finance Charge and Principal Collections (17d + 18d)		$45,474,762.36
20.	Interest Income from Collection Account		$123,012.68
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$45,597,775.04

Available Funds
23.	Available Collections	$45,597,775.04
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$45,597,775.04
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$822,475.22
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$822,475.22
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$904,240.69
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$904,240.69
	i. Class A-2b Monthly Interest	$264,317.34
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$264,317.34
	m. Class A-3 Monthly Interest	$1,831,107.13
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$1,831,107.13
	q. Class A-4 Monthly Interest	$345,680.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$345,680.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$119,363.40
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$119,363.40
32.	Secondary Principal Distributable Amount	$1,798,026.11
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$59,287.93
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$59,287.93
34.	Tertiary Principal Distributable Amount	$14,579,000.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$63,418.65
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$63,418.65

36.	Quaternary Principal Distributable Amount	$14,579,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$35,365,916.47
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$7,286,494.66
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,655,049.50
	b. Total Daily Deposits of Principal Collections	$37,819,712.86
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$123,012.68
	e. Total Deposits to Collection Account (sum a - d)	$45,597,775.04
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$822,475.22
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$41,829,935.91
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,945,363.91
	f. Total Withdrawals from Collection Account (sum a - e)	$45,597,775.04
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$904,240.69
	c. Class A-2b Interest Distribution	$264,317.34
	d. Class A-3 Interest Distribution	$1,831,107.13
	e. Class A-4 Interest Distribution	$345,680.00
	f. Class B Interest Distribution	$119,363.40
	g. Class C Interest Distribution	$59,287.93
	h. Class D Interest Distribution	$63,418.65
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$29,157,581.77
	k. Class A-2b Principal Distribution	$9,084,939.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$41,829,935.91
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$30,061,822.46
	c. Class A-2b Distribution	$9,349,256.34
	d. Class A-3 Distribution	$1,831,107.13
	e. Class A-4 Distribution	$345,680.00
	f. Class B Distribution	$119,363.40
	g. Class C Distribution	$59,287.93
	h. Class D Distribution	$63,418.65
	i. Total Withdrawals from Note Payment Account (sum a - h)	$41,829,935.91

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$2,945,363.91
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$2,945,363.91
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,643,247.33
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,643,247.33
51.	Investment Earnings	$10,916.95
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,654,164.28
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$10,916.95
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,643,247.33
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$822,475.22
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$41,829,935.91
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,945,363.91
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$10,916.95
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$30,061,822.46
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$9,349,256.34
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,831,107.13
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$345,680.00
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$119,363.40
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$59,287.93
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$63,418.65
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$2,945,363.91

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	590	$8,880,169.38
	b. 61 to 90 days past due	209	$3,511,038.34
	c. 91 to 120 days past due	79	$1,251,536.92
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	878	$13,642,744.64
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		1.4380%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	51	$1,010,863.90
77.	Recoveries	93	$589,267.25
78.	Net Losses (Ln 76 - Ln 77)		$421,596.65
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0427%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	486	$8,592,219.17
81.	Recoveries	341	$3,304,677.41
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$5,287,541.76
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.3628%
84.	Average Net Loss on Defaulted Receivables		$10,879.72

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$3,509,806.96
86.	Pool Balance on the close of the last day of the preceding Collection Period		$986,970,269.02
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.36%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 09, 2026

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer